Gabelli Gold Fund, Inc.

SUMMARY PROSPECTUS April 28, 2023

Class AAA (GOLDX), A (GLDAX), C (GLDCX), I (GLDIX)

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks. You can find the Fund’s Prospectus and SAI and other information about the Fund online at www.gabelli.com. You can also get this information at no cost by calling 800-422-3554 or by sending an email request to info@gabelli.com. The Fund’s Prospectus and SAI, both dated April 28, 2023, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Fund seeks to provide investors with long term capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 13 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as percentage of amount invested)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.51%	1.51%	2.26%	1.26%

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$154	$477	$824	$1,802
Class A Shares	$720	$1,025	$1,351	$2,273
Class C Shares	$329	$706	$1,210	$2,595
Class I Shares	$128	$400	$692	$1,523

You would pay the following expenses if you did not redeem your shares of the Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$154	$477	$824	$1,802
Class A Shares	$720	$1,025	$1,351	$2,273
Class C Shares	$229	$706	$1,210	$2,595
Class I Shares	$128	$400	$692	$1,523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of foreign and domestic issuers principally engaged in gold related activities and gold bullion (the “80% Investment Policy”).

In selecting investments for the Fund, Gabelli Funds, LLC (the “Adviser”), focuses on stocks that are undervalued, but which appear to have favorable prospects for growth. Factors considered in this determination include capitalization per ounce of gold production, capitalization per ounce of recoverable reserves, quality of management, and the issuer’s ability to create shareholder wealth.

Because most of the world’s gold production is outside of the United States, the Fund expects that a significant portion of its assets may be invested in securities of foreign issuers, including those located in emerging markets.

An important function of the Adviser’s investment process is to, among other things, establish through the Adviser’s research, a value at which a particular stock may be sold, provided there are no other fundamental changes in the business. The Adviser constantly monitors the Fund’s holdings to determine if such holdings continue to act in accordance with the factors described above and the Fund’s investment objective. The Adviser may sell a holding if its fundamentals deteriorate or change in a way, as determined by the Adviser, that the investment case for the holding is no longer appropriate for the Fund.

Principal Risks

You may want to invest in the Fund if:

•you are investing for a long term goal such as retirement

•you are looking to add an aggressive growth component to your portfolio

•you are willing to accept higher risks of investing in a sector of the stock market in exchange for long term returns

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

The principal risks presented by the Fund are:

•Risk of Investing in Australia. Investments in Australian companies may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the energy, agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners; interruption or termination of such trading relationships may have a negative effect on the companies in which the Fund invests.

•Concentration Risk. The Fund may be subject to greater volatility with respect to its portfolio securities than a fund that does not concentrate its investments.

•Emerging Markets Risk. Securities of companies in emerging markets or companies with significant exposure to emerging markets may be more volatile than those of companies in more developed markets. Emerging markets may be more likely to experience economic, political or social instability than more developed markets.

•Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic, global health, or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

•Health Crisis Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. In particular, COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways.

•Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

•Gold Related Risks. The price of gold and of gold-related securities historically has been very volatile. The high volatility of gold prices may adversely affect the financial condition of companies involved with gold. The production and sale of gold by governments or central banks or other larger holders can be affected by various economic, financial, social, and political factors, which may be unpredictable and may have a significant impact on the supply and prices of precious metals.

•Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Fund could lose all of its investment in a company’s securities.

•Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

•Market Risk. The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund’s investments.

•Risk of Investing in North America. Economic events in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which the Fund invests. Political developments in the U.S., including possible termination of trade treaties with Canada and imposition of tariffs by the U.S. and Canada on the other’s products, could negatively impact the value of securities held by the Fund.

•Political Risk Relating to Russia’s Invasion of Ukraine. Russia began its invasion of Ukraine in February 2022. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the United States. Russia’s military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets, specifically on companies in the oil and gas sector, finance and resource extraction. The extent and duration of Russia’s military actions, resulting sanctions and consequent future market disruptions are impossible to predict, but could be significant and may negatively affect global supply chains, inflation, oil and gas supply, and global growth.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and additional style specific indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

GABELLI GOLD FUND, INC.
(Total Returns for Class AAA Shares for the Years Ended December 31)

60%
40%
20%
0%
-20%
-40%
-60%
-51.30%
-1.31%
-17.79%
53.46%
6.22%
-14.80%
43.94%
26.31%
-8.97%
-11.02%
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

During the calendar years shown in the bar chart, the highest return for a quarter was 58.42% (quarter ended June 30, 2020) and the lowest return for a quarter was (36.06)% (quarter ended June 30, 2013).

Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
Gabelli Gold Fund, Inc. Class AAA Shares
Return Before Taxes	(11.02)%	4.64%	(2.11)%
Return After Taxes on Distributions	(11.02)%	4.48%	(2.27)%
Return After Taxes on Distributions and Sale of Fund Shares	(6.52)%	3.60%	(1.60)%
Class A Shares
Return Before Taxes	(16.16)%	3.41%	(2.68)%
Class C Shares
Return Before Taxes	(12.55)%	3.87%	(2.83)%
Class I Shares
Return Before Taxes	(10.78)%	4.90%	(1.86)%
Standard & Poor’s (“S&P”) 500 Index (reflects no deduction for fees, expenses, or taxes)	(18.11)%	9.42%	12.56%
Philadelphia Gold & Silver (“XAU”) Index (reflects no deduction for fees, expenses, or taxes)	(6.92)%	8.58%	(1.94)%
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses, or taxes)	8.19%	6.02%	(3.26)%
Lipper Precious Metals Fund Average	(12.77)%	4.18%	(3.43)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares. After-tax returns for other classes will vary due to the differences in expenses.

Management

The Adviser. Gabelli Funds, LLC

The Portfolio Managers. Mr. Caesar M.P. Bryan, Senior Vice President of GAMCO Investors, Inc., has served as portfolio manager of the Fund since its inception on July 11, 1994.

In managing the portfolio of the Gabelli Gold Fund, Inc., the Adviser also uses the services of Christopher Mancini. Mr. Mancini is an analyst in the industrials and materials sector with a focus on metals and mining. He joined the firm in 2008. Previously, he was a research analyst at Heyman Investments, R6 Capital Management and Satellite Asset Management. Mr. Mancini holds a BA in economics from Boston College and is a CFA charterholder.

Purchase and Sale of Fund Shares

The minimum initial investment for Class AAA, Class A, and Class C shares is $1,000 ($250 for IRAs or Coverdell Education Savings Plans). There is no minimum initial investment for Class AAA, Class A, and Class C shares in an automatic monthly investment plan. Class I shares are available to investors with a minimum investment of $50,000 when purchasing the shares directly through G.distributors, LLC, the Fund’s distributor (“G.distributors” or the “Distributor”), or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares, and which have different minimum investment amounts. If you transact in Class I shares through a broker or financial intermediary, you may be required to pay a commission and/or other forms of compensation to the broker or financial intermediary. The Distributor reserves the right to waive or change minimum investment amounts. There is no minimum for subsequent investments.

You can purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem Fund shares by written request via mail (The Gabelli Funds, P.O. 219204, Kansas City, MO 64121-9204), personal or overnight delivery (The Gabelli Funds, c/o SS&C Global Investor & Distribution Solutions, Inc., 430 W 7th Street STE 219204, Kansas City, MO 64105- 1407), Internet, bank wire, or Automated Clearing House (“ACH”) system. You may also purchase or redeem Fund shares by telephone at 800-GABELLI (800-422-3554), if you have an existing account with banking instructions on file.

Fund shares can also be purchased or sold through registered broker-dealers or financial intermediaries that have entered into appropriate selling agreements with the Distributor. The broker-dealer or other financial intermediary will transmit these transaction orders to the Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investments in the Fund.

Tax Information

The Fund expects that distributions will generally be taxable as ordinary income or long term capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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8 multi 2023